Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Summary of Provisions
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Warranties	$132	$132
Employee benefits	43	51
Trade-in right	87	—
Others	5	24
	$267	$207

Current	$189	$128
Noncurrent	78	79
	$267	$207

Movements in Provisions
	Warranties	Employee Benefits	Trade-in Rights	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2016	$213	$30	$—	$5	$248
Additional provisions recognized	81	9	31	—	121
Used / forfeited during the year	(183)	(1)	—	—	(184)
Balance on December 31, 2016	$111	$38	$31	$5	$185

Balance on January 1, 2017	$111	$38	$31	$5	$185
Additional provisions recognized	79	7	69	—	155
Used / forfeited during the year	(58)	(2)	(13)	—	(73)
Balance on December 31, 2017	$132	$43	$87	$5	$267

Balance on January 1, 2018	$132	$43	$87	$5	$267
Effect of retrospective application of IFRS 15	—	—	(87)	—	(87)
Balance on January 1, 2018 as adjusted	132	43	—	5	180
Additional provisions recognized	164	9	—	19	192
Used / forfeited during the year	(164)	(1)	—	—	(165)
Balance on December 31, 2018	$132	$51	$—	$24	$207

a.

The provision for warranties claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements.  The estimate has been made based on the historical warranty experience.

b.	The provision for employee benefits represents vested long-term service compensation accrued.
c.

The provision for trade-in right in 2016 and 2017 was based on the management’s judgments to estimate the trade-in right of products exercised by customers in the future. The provision was recognized as a reduction of revenue in the period in which the goods are sold.